Segment Information - Schedule of Performance and Making Key Decisions (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jul. 20, 2025
Schedule of Performance and Making Key Decisions [Abstract]
Cash and cash equivalents	$ 1,180,511	$ 1,600,031	$ 1,180,511
Investments held in Trust Account	218,979,433	200,119,181	218,979,433
General and administrative costs	779,635	139,654	1,144,779
Interest earned on investments held in Trust Account	1,921,278	119,181	3,860,252
Cash		1,600,031
Investments held in Trust Account	$ 218,979,433	200,119,181	$ 218,979,433
Share-based compensation expense		$ 346,500